Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000267034
Shareholder Report [Line Items]
Fund Name	Columbia AAA CLO ETF
Trading Symbol	AAAC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia AAA CLO ETF (the Fund) for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia AAA CLO ETF	$6Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.20%	[2]
Expenses Short Period Footnote [Text Block]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 10,017,005
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,075
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,017,005
Total number of portfolio holdings	37
Investment management fees (represents 0.06% of Fund average net assets)	$6,075
Portfolio turnover for the reporting period	5%

Holdings [Text Block]	Asset Allocation
Table Summary
Non-Agency Collateralized Loan Obligations Securities	98.3%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Carlyle U.S. CLO Ltd., Series 2023-3A, Class A1R 4.902% 10/15/2038	5.0%
Elmwood CLO 23 Ltd., Series 2023-2A, Class AR 5.021% 04/16/2036	4.0%
AGL CLO 44 Ltd., Series 2025-44A, Class A 4.981% 10/22/2037	4.0%
ARES LVIII CLO Ltd., Series 2020-58A, Class A1R2 4.912% 04/15/2038	3.9%
Madison Park Funding XLVII Ltd., Series 2020-47A, Class A2R 5.408% 04/19/2037	3.2%
OHA Credit Partners XIII Ltd., Series 2016-13A, Class A1R2 5.050% 10/21/2037	3.0%
Dryden 119 CLO Ltd., Series 2024-119A, Class A2 5.372% 04/15/2036	3.0%
Magnetite XLIII Ltd., Series 2025-43A, Class A 5.022% 07/15/2038	2.5%
AMMC CLO 32 Ltd., Series 2025-32A, Class A1 5.028% 10/17/2038	2.5%
Wise CLO Ltd., Series 2025-3A, Class A 5.022% 07/15/2038	2.5%

C000264028
Shareholder Report [Line Items]
Fund Name	Columbia Core Bond ETF
Trading Symbol	CRUX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Core Bond ETF (the Fund) for the period of May 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Core Bond ETF	$38	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.40%	[3]
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | Duration and yield curve impacts were positive for the Fund over the period, primarily driven by the excess yield that the Fund was generating relative to the benchmark.

Agency mortgages | An overweight allocation to agency mortgage-backed securities contributed to the Fund’s performance, as strong carry, supportive asset class technicals and valuations remained attractive, though spreads tightened through the period resulting in positive Fund performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities as housing fundamentals remained relatively strong and borrower delinquencies remained low. Consumer asset-backed securities delivered strong performance with Fund positions in high-quality securities with relatively stable delinquencies.

Top Performance Detractors

Government related debt | The Fund’s positioning in government-related debt detracted from overall performance, as other asset classes saw stronger excess returns, negatively impacting relative performance.

Emerging market debt | Despite strength across much of the period, emerging market debt detracted from relative performance as a result of heightened geopolitical tensions connected to conflict in the Middle East.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Core Bond ETF - Net Asset Value ($12,548)	Bloomberg U.S. Aggregate Bond Index ($11,835)
03/16	$10,000	$10,000
04/16	$10,089	$10,038
05/16	$10,097	$10,041
06/16	$10,278	$10,221
07/16	$10,355	$10,286
08/16	$10,362	$10,274
09/16	$10,368	$10,268
10/16	$10,305	$10,190
11/16	$10,049	$9,949
12/16	$10,084	$9,963
01/17	$10,115	$9,982
02/17	$10,183	$10,049
03/17	$10,179	$10,044
04/17	$10,253	$10,122
05/17	$10,348	$10,199
06/17	$10,338	$10,189
07/17	$10,387	$10,233
08/17	$10,481	$10,325
09/17	$10,440	$10,276
10/17	$10,449	$10,282
11/17	$10,435	$10,268
12/17	$10,482	$10,316
01/18	$10,393	$10,197
02/18	$10,291	$10,100
03/18	$10,350	$10,165
04/18	$10,273	$10,089
05/18	$10,334	$10,161
06/18	$10,319	$10,149
07/18	$10,318	$10,151
08/18	$10,391	$10,216
09/18	$10,329	$10,151
10/18	$10,217	$10,070
11/18	$10,271	$10,131
12/18	$10,446	$10,317
01/19	$10,563	$10,426
02/19	$10,578	$10,420
03/19	$10,799	$10,620
04/19	$10,829	$10,623
05/19	$11,011	$10,812
06/19	$11,169	$10,947
07/19	$11,198	$10,971
08/19	$11,484	$11,256
09/19	$11,421	$11,196
10/19	$11,449	$11,230
11/19	$11,450	$11,224
12/19	$11,440	$11,216
01/20	$11,665	$11,432
02/20	$11,863	$11,638
03/20	$11,240	$11,569
04/20	$11,637	$11,775
05/20	$11,837	$11,830
06/20	$12,063	$11,904
07/20	$12,290	$12,082
08/20	$12,261	$11,984
09/20	$12,299	$11,978
10/20	$12,269	$11,924
11/20	$12,443	$12,041
12/20	$12,501	$12,058
01/21	$12,494	$11,971
02/21	$12,357	$11,799
03/21	$12,276	$11,651
04/21	$12,372	$11,743
05/21	$12,426	$11,782
06/21	$12,476	$11,864
07/21	$12,606	$11,997
08/21	$12,581	$11,974
09/21	$12,465	$11,871
10/21	$12,416	$11,867
11/21	$12,462	$11,902
12/21	$12,418	$11,872
01/22	$12,165	$11,616
02/22	$12,022	$11,487
03/22	$11,619	$11,168
04/22	$11,172	$10,744
05/22	$11,219	$10,813
06/22	$10,990	$10,643
07/22	$11,259	$10,903
08/22	$10,955	$10,595
09/22	$10,389	$10,138
10/22	$10,147	$10,006
11/22	$10,542	$10,374
12/22	$10,501	$10,327
01/23	$10,949	$10,645
02/23	$10,665	$10,370
03/23	$10,918	$10,633
04/23	$10,977	$10,698
05/23	$10,852	$10,581
06/23	$10,802	$10,544
07/23	$10,817	$10,536
08/23	$10,759	$10,469
09/23	$10,481	$10,203
10/23	$10,278	$10,042
11/23	$10,806	$10,497
12/23	$11,265	$10,898
01/24	$11,300	$10,868
02/24	$11,155	$10,715
03/24	$11,256	$10,814
04/24	$10,960	$10,541
05/24	$11,162	$10,719
06/24	$11,297	$10,821
07/24	$11,597	$11,074
08/24	$11,796	$11,233
09/24	$11,975	$11,383
10/24	$11,638	$11,101
11/24	$11,766	$11,218
12/24	$11,586	$11,035
01/25	$11,649	$11,093
02/25	$11,929	$11,337
03/25	$11,938	$11,342
04/25	$12,047	$11,386
05/25	$11,957	$11,305
06/25	$12,159	$11,478
07/25	$12,118	$11,448
08/25	$12,289	$11,585
09/25	$12,398	$11,711
10/25	$12,470	$11,785
11/25	$12,552	$11,858
12/25	$12,530	$11,840
01/26	$12,559	$11,853
02/26	$12,779	$12,047
03/26	$12,548	$11,835

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Core Bond ETF — Net Asset ValueFootnote Reference(a)	5.11	0.44	2.30
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to March 16, 2026 reflects returns achieved by Class Institutional 3 shares of Columbia Bond Fund (the Predecessor Fund), a series of Columbia Funds Series Trust I. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected or had the Predecessor Fund been structured as an ETF, the returns for all periods shown may have differed. The Predecessor Fund was managed by the same investment manager and its investment objective and investment strategy were substantially similar to those of the Fund.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
AssetsNet	$ 1,931,002,838
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,602,947
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,931,002,838
Total number of portfolio holdings	496
Investment management fees (represents 0.44% of Fund average net assets)	$5,602,947
Portfolio turnover for the reporting period	211%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Asset Allocation

Table Summary
Agency Mortgage-Backed Securities	37.8%
Corporate Bonds	22.4%
Non-Agency Collateralized Mortgage Obligation Securities	16.7%
Non-Agency Asset-Backed Securities	14.4%
Money Market Funds	10.1%
Agency Collateralized Mortgage Obligation Securities	10.1%
Non-Agency Collateralized Loan Obligations Securities	4.1%
U.S. Treasury Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.000% 04/01/2056	3.5%
Uniform Mortgage-Backed Security, TBA 5.500% 04/01/2056	3.3%
Uniform Mortgage-Backed Security, TBA 3.500% 04/01/2056	2.8%
Uniform Mortgage-Backed Security, TBA 3.000% 04/01/2056	2.0%
Federal National Mortgage Association REMICS, Series 2026-21, Class FC 4.922% 07/25/2054	2.0%
Federal Home Loan Mortgage Corp. 2.500% 04/01/2052	1.7%
Uniform Mortgage-Backed Security, TBA 2.000% 04/01/2056	1.7%
Federal National Mortgage Association 4.000% 10/01/2052	1.5%
Federal National Mortgage Association 3.000% 06/01/2052	1.4%
Federal Home Loan Mortgage Corp. 2.000% 06/01/2052	1.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On March 16, 2026, Columbia Bond Fund (the Predecessor Fund), a series of Columbia Funds Series Trust I, was reorganized into the newly created Columbia Core Bond ETF (the Fund). The Predecessor Fund is considered the accounting and tax survivor of the Reorganization and was managed by the same investment manager, and its investment objective and investment strategy were substantially similar to those of the Fund. The Predecessor Fund had a fiscal year end of April 30, however the Fund has a fiscal year end of March 31.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

Updated Prospectus Phone Number	1-800-426-3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000267033
Shareholder Report [Line Items]
Fund Name	Columbia Core Plus Bond ETF
Trading Symbol	CRXP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Core Plus Bond ETF (the Fund) for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Core Plus Bond ETF	$11Footnote Reference(a)	0.38%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 11	[4]
Expense Ratio, Percent	0.38%	[5]
Expenses Short Period Footnote [Text Block]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 9,956,342
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 11,505
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$9,956,342
Total number of portfolio holdings	103
Investment management fees (represents 0.12% of Fund average net assets)	$11,505
Portfolio turnover for the reporting period	209%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Holdings [Text Block]

Asset Allocation

Table Summary
Agency Mortgage-Backed Securities	33.1%
Corporate Bonds	23.9%
Money Market Funds	21.7%
Non-Agency Asset-Backed Securities	15.3%
Non-Agency Collateralized Mortgage Obligation Securities	11.2%
Agency Collateralized Mortgage Obligation Securities	7.5%
Non-Agency Collateralized Loan Obligations Securities	5.5%
Foreign Government Obligations	2.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.000% 04/01/2056	9.5%
Uniform Mortgage-Backed Security, TBA 3.500% 04/01/2056	4.1%
GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1 5.425% 12/25/2055	4.0%
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class A1 5.178% 01/25/2056	3.8%
HTAP Issuer Trust, Series 2025-1, Class A 6.500% 11/25/2042	3.6%
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A1 5.001% 12/25/2070	3.4%
Uniform Mortgage-Backed Security, TBA 4.000% 04/01/2056	3.1%
Madison Park Funding XLVII Ltd., Series 2020-47A, Class A2R 5.408% 04/19/2037	3.0%
Angel Oak Mortgage Trust, Series 2025-13, Class A1 4.929% 10/25/2070	2.9%
Uniform Mortgage-Backed Security, TBA 3.000% 04/01/2056	2.6%

C000267032
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Bond ETF
Trading Symbol	CCRP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Corporate Bond ETF (the Fund) for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Corporate Bond ETF	$11Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 11	[6]
Expense Ratio, Percent	0.35%	[7]
Expenses Short Period Footnote [Text Block]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 9,860,498
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 10,575
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$9,860,498
Total number of portfolio holdings	132
Investment management fees (represents 0.11% of Fund average net assets)	$10,575
Portfolio turnover for the reporting period	35%

Holdings [Text Block]	Asset Allocation
Table Summary
Corporate Bonds	89.4%
Money Market Funds	8.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Verizon Communications, Inc. 2.550% 03/21/2031	2.7%
Broadcom, Inc. 4.200% 10/15/2030	2.6%
JPMorgan Chase & Co. 5.502% 01/24/2036	2.4%
BAE Systems PLC 5.125% 03/26/2029	2.4%
Bank of America Corp. 2.299% 07/21/2032	2.2%
HSBC Holdings PLC 5.279% 03/10/2037	2.0%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.7%
T-Mobile USA, Inc. 2.550% 02/15/2031	1.7%
Morgan Stanley 5.900% 03/13/2047	1.6%
Wells Fargo & Co. 3.350% 03/02/2033	1.5%

C000264029
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth ETF
Trading Symbol	REGS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth ETF (the Fund) for the period of September 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Large Cap Growth ETF	$26	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.46%	[8]
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Overall, the selection effect was negative for the period. However, positive selection for the Fund was seen within the financials, consumer discretionary and materials sectors.

Allocations | Overall, sector allocation led to the Fund’s relative outperformance during the period. Effects were most positive from underweight allocations to the energy, communication services and real estate sectors.

Individual holdings | Underweight positions in Microsoft and Visa and an overweight position in Broadcom were most additive.

Top Performance Detractors

Stock selection | Selections within the information technology, industrials and energy sectors detracted from the Fund’s relative performance during the period.

Allocations | The Fund’s relative performance was weighed down from an underweight in the information technology sector and an overweight to the industrials sector.

Individual holdings | Overweight positions in United Health Group, Adobe and Workday weighed most on the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Growth ETF - Net Asset Value ($41,638)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$9,871	$10,054	$9,909
05/16	$10,075	$10,230	$10,101
06/16	$10,041	$10,254	$10,061
07/16	$10,584	$10,644	$10,536
08/16	$10,523	$10,658	$10,484
09/16	$10,618	$10,667	$10,522
10/16	$10,299	$10,459	$10,275
11/16	$10,652	$10,871	$10,499
12/16	$10,845	$11,075	$10,629
01/17	$11,192	$11,298	$10,987
02/17	$11,692	$11,735	$11,443
03/17	$11,808	$11,743	$11,576
04/17	$12,069	$11,867	$11,840
05/17	$12,344	$12,018	$12,148
06/17	$12,289	$12,102	$12,116
07/17	$12,711	$12,342	$12,438
08/17	$12,820	$12,381	$12,666
09/17	$12,995	$12,644	$12,831
10/17	$13,483	$12,934	$13,328
11/17	$13,897	$13,329	$13,733
12/17	$13,942	$13,477	$13,840
01/18	$14,851	$14,217	$14,820
02/18	$14,489	$13,695	$14,432
03/18	$14,104	$13,384	$14,036
04/18	$14,220	$13,430	$14,085
05/18	$14,743	$13,773	$14,702
06/18	$14,828	$13,862	$14,844
07/18	$15,320	$14,340	$15,280
08/18	$16,329	$14,834	$16,115
09/18	$16,360	$14,890	$16,205
10/18	$14,951	$13,837	$14,756
11/18	$15,066	$14,118	$14,913
12/18	$13,823	$12,833	$13,631
01/19	$14,906	$13,908	$14,856
02/19	$15,577	$14,379	$15,387
03/19	$15,783	$14,629	$15,825
04/19	$16,383	$15,220	$16,540
05/19	$15,237	$14,250	$15,495
06/19	$16,177	$15,250	$16,559
07/19	$16,607	$15,487	$16,933
08/19	$16,293	$15,204	$16,804
09/19	$16,374	$15,467	$16,806
10/19	$16,669	$15,795	$17,280
11/19	$17,323	$16,392	$18,046
12/19	$17,696	$16,865	$18,591
01/20	$17,894	$16,883	$19,006
02/20	$16,443	$15,504	$17,712
03/20	$14,767	$13,455	$15,969
04/20	$16,726	$15,233	$18,332
05/20	$17,875	$16,037	$19,563
06/20	$18,355	$16,391	$20,415
07/20	$19,457	$17,351	$21,986
08/20	$21,246	$18,625	$24,255
09/20	$20,333	$17,944	$23,113
10/20	$19,900	$17,511	$22,328
11/20	$21,774	$19,573	$24,615
12/20	$22,943	$20,401	$25,747
01/21	$22,646	$20,233	$25,556
02/21	$23,229	$20,819	$25,550
03/21	$23,771	$21,607	$25,989
04/21	$25,242	$22,770	$27,758
05/21	$25,344	$22,878	$27,374
06/21	$26,601	$23,451	$29,091
07/21	$27,409	$23,939	$30,050
08/21	$28,298	$24,631	$31,173
09/21	$26,601	$23,500	$29,427
10/21	$28,185	$25,131	$31,976
11/21	$27,869	$24,794	$32,172
12/21	$28,943	$25,798	$32,852
01/22	$26,742	$24,343	$30,032
02/22	$25,875	$23,675	$28,757
03/22	$26,915	$24,474	$29,882
04/22	$24,117	$22,293	$26,273
05/22	$23,634	$22,259	$25,662
06/22	$21,938	$20,395	$23,630
07/22	$24,142	$22,294	$26,466
08/22	$22,929	$21,438	$25,233
09/22	$20,713	$19,454	$22,780
10/22	$21,777	$21,015	$24,111
11/22	$22,991	$22,152	$25,210
12/22	$21,543	$20,863	$23,280
01/23	$23,375	$22,262	$25,220
02/23	$22,868	$21,733	$24,921
03/23	$24,259	$22,420	$26,624
04/23	$24,569	$22,698	$26,887
05/23	$25,305	$22,804	$28,112
06/23	$26,958	$24,344	$30,035
07/23	$27,988	$25,181	$31,047
08/23	$27,694	$24,740	$30,768
09/23	$26,418	$23,578	$29,095
10/23	$26,091	$23,008	$28,680
11/23	$28,970	$25,157	$31,807
12/23	$30,570	$26,398	$33,215
01/24	$31,554	$26,767	$34,044
02/24	$33,555	$28,212	$36,366
03/24	$34,310	$29,116	$37,007
04/24	$32,866	$27,877	$35,437
05/24	$34,506	$29,190	$37,558
06/24	$36,573	$30,156	$40,091
07/24	$35,917	$30,595	$39,409
08/24	$36,622	$31,320	$40,230
09/24	$37,573	$31,990	$41,370
10/24	$37,590	$31,767	$41,233
11/24	$40,181	$33,812	$43,907
12/24	$40,363	$32,869	$44,295
01/25	$41,470	$33,915	$45,171
02/25	$39,717	$33,322	$43,548
03/25	$36,231	$31,394	$39,880
04/25	$37,006	$31,207	$40,586
05/25	$39,902	$33,199	$44,177
06/25	$42,318	$34,880	$46,993
07/25	$43,351	$35,655	$48,768
08/25	$43,813	$36,406	$49,313
09/25	$45,639	$37,668	$51,932
10/25	$47,391	$38,481	$53,819
11/25	$46,432	$38,574	$52,844
12/25	$46,486	$38,577	$52,516
01/26	$45,656	$39,108	$51,722
02/26	$43,920	$38,898	$49,985
03/26	$41,638	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Large Cap Growth ETF — Net Asset ValueFootnote Reference(a)	14.92	11.86	15.33
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to March 16, 2026 reflects returns achieved by Class Institutional 3 shares of Columbia Integrated Large Cap Growth Fund (the Predecessor Fund), a series of Columbia Funds Series Trust II. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected or had the Predecessor Fund been structured as an ETF, the returns for all periods shown may have differed. The Predecessor Fund was managed by the same investment manager and its investment objective and investment strategy were substantially similar to those of the Fund. The Predecessor Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Former Predecessor Fund), a series of BMO Funds, Inc. The Former Predecessor Fund was managed by BMO Asset Management Corp. and its investment objective and investment strategy were substantially similar to those of the Predecessor Fund.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
AssetsNet	$ 67,060,867
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 854,868
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$67,060,867
Total number of portfolio holdings	62
Investment management fees (represents 0.43% of Fund average net assets)	$854,868
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.5%
Technology Hardware, Storage & Peripherals	8.8%
Systems Software	7.0%
Application Software	5.5%
Communications Equipment	2.7%
Semiconductor Materials & Equipment	1.1%
Other	0.6%

Sector Allocation

Table Summary
Information Technology	46.2%
Consumer Discretionary	15.1%
Communication Services	11.3%
Health Care	10.2%
Financials	6.9%
Industrials	5.0%
Consumer Staples	1.3%
Materials	1.2%
Energy	1.1%
Utilities	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	11.4%
Apple, Inc.	8.0%
Broadcom, Inc.	6.2%
Microsoft Corp.	6.1%
Alphabet, Inc., Class C	5.3%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.2%
Tesla, Inc.	2.4%
GE Vernova, Inc.	1.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On March 16, 2026, Columbia Integrated Large Cap Growth Fund (the Predecessor Fund), a series of Columbia Funds Series Trust II, was reorganized into the newly created Columbia Large Cap Growth ETF (the Fund). The Predecessor Fund is considered the accounting and tax survivor of the Reorganization and was managed by the same investment manager, and its investment objective and investment strategy were substantially similar to those of the Fund. The Predecessor Fund had a fiscal year end of August 31, however the Fund has a fiscal year end of March 31.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

Updated Prospectus Phone Number	1-800-426-3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000264030
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced International Equity ETF
Trading Symbol	REFA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced International Equity ETF (the Fund) for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced International Equity ETF	$10Footnote Reference(a)	0.32%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 10	[9]
Expense Ratio, Percent	0.32%	[10]
Expenses Short Period Footnote [Text Block]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 5,180,458
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 5,131
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,180,458
Total number of portfolio holdings	200
Investment management fees (represents 0.10% of Fund average net assets)	$5,131
Portfolio turnover for the reporting period	0%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.8%
United States	13.3%
United Kingdom	10.9%
Germany	8.8%
Australia	8.4%
France	7.6%
Netherlands	6.1%
Spain	3.8%
Italy	3.6%
Sweden	3.0%
Other	9.7%

Sector Allocation

Table Summary
Industrials	22.8%
Financials	18.7%
Health Care	14.6%
Materials	8.0%
Consumer Discretionary	7.3%
Information Technology	6.5%
Consumer Staples	5.5%
Energy	5.1%
Communication Services	4.6%
Utilities	4.1%
Other	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	5.0%
Novartis AG	3.5%
Roche Holding AG	3.3%
BHP Group Ltd.	3.1%
Shell PLC	2.4%
AstraZeneca PLC	2.2%
Hitachi Ltd.	2.2%
Sony Group Corp.	2.1%
Mitsubishi Corp.	1.9%
Deutsche Telekom AG	1.8%

Material Fund Change [Text Block]
C000264031
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Mid Cap ETF
Trading Symbol	REMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Mid Cap ETF (the Fund) for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Mid Cap ETF	$10Footnote Reference(a)	0.32%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 10	[11]
Expense Ratio, Percent	0.32%	[12]
Expenses Short Period Footnote [Text Block]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 3,016,263
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 4,611
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,016,263
Total number of portfolio holdings	285
Investment management fees (represents 0.10% of Fund average net assets)	$4,611
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Sector Allocation

Table Summary
Industrials	17.6%
Financials	14.7%
Consumer Discretionary	11.2%
Information Technology	11.1%
Health Care	9.3%
Energy	7.6%
Utilities	6.7%
Real Estate	6.5%
Materials	5.6%
Consumer Staples	5.0%
Other	3.8%

Asset Allocation

Table Summary
Common Stocks	99.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Valero Energy Corp.	1.9%
Phillips 66	1.8%
Marathon Petroleum Corp.	1.8%
Hilton Worldwide Holdings, Inc.	1.6%
Ciena Corp.	1.4%
Allstate Corp.	1.4%
Keysight Technologies, Inc.	1.3%
Electronic Arts, Inc.	1.2%
Corteva, Inc.	1.1%
CBRE Group, Inc., Class A	1.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On August 1, 2026, the Fund will amend its Principal Investment Strategies to change the Capitalization Index (market cap benchmark) from Solactive United States 800 Index to the Russell Mid Cap® Index. Effective March 27, 2026, the Russell Mid Cap® Index was added as an additional performance Index for the Fund.

Material Fund Change Strategies [Text Block]	On August 1, 2026, the Fund will amend its Principal Investment Strategies to change the Capitalization Index (market cap benchmark) from Solactive United States 800 Index to the Russell Mid Cap® Index.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

Updated Prospectus Phone Number	1-800-426-3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000264032
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Small Cap ETF
Trading Symbol	RESM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Small Cap ETF (the Fund) for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Small Cap ETF	$10Footnote Reference(a)	0.32%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 10	[13]
Expense Ratio, Percent	0.32%	[14]
Expenses Short Period Footnote [Text Block]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 3,063,464
Holdings Count | Holding	998
Advisory Fees Paid, Amount	$ 4,672
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,063,464
Total number of portfolio holdings	998
Investment management fees (represents 0.10% of Fund average net assets)	$4,672
Portfolio turnover for the reporting period	2%

Holdings [Text Block]

Sector Allocation

Table Summary
Industrials	18.0%
Financials	16.7%
Health Care	16.5%
Information Technology	15.1%
Consumer Discretionary	8.8%
Energy	6.6%
Real Estate	5.4%
Materials	4.6%
Utilities	3.4%
Communication Services	2.1%
Other	1.9%

Asset Allocation

Table Summary
Common Stocks	99.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Fabrinet	1.0%
Nextpower, Inc., Class A	1.0%
Sterling Infrastructure, Inc.	0.7%
LXP Industrial Trust	0.6%
Advanced Energy Industries, Inc.	0.6%
Ensign Group, Inc.	0.6%
Dycom Industries, Inc.	0.5%
Hecla Mining Co.	0.5%
Chart Industries, Inc.	0.5%
Coeur Mining, Inc.	0.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On August 1, 2026, the Fund will amend its Principal Investment Strategies to change the Capitalization Index (market cap benchmark) from the Solactive United States 2000 Index to the Russell 2000® Index. Effective March 27, 2026, the Russell 2000® Index was added as an additional performance Index for the Fund.

Material Fund Change Strategies [Text Block]	On August 1, 2026, the Fund will amend its Principal Investment Strategies to change the Capitalization Index (market cap benchmark) from the Solactive United States 2000 Index to the Russell 2000® Index.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

Updated Prospectus Phone Number	1-800-426-3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000252454
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration High Yield ETF
Trading Symbol	HYSD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | The Fund’s performance was positive overall relative to the benchmark for the period. The largest contributor to the Fund’s relative performance was from the retail sector, driven primarily by selection and interaction effects within specialty retail. Also notable was allocation to and selection within the energy sector, particularly within gas distribution.

Credit allocation | Allocations to high-quality BB-rated debt and lower-quality B-rated and CCC- rated debt, as well as small allocations to investment-grade debt, were most additive to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Despite overall relative positive performance for the Fund, negative returns were driven by industry allocation and selection within the chemicals sector. Also notably offsetting overall positive Fund performance were allocation to and security selection within the oil field equipment and services sector.

Credit allocation | Lower-quality BB-rated debt and higher-quality B-rated debt were most negative for overall Fund returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Duration High Yield ETF - Net Asset Value ($10,900)	Bloomberg U.S. Aggregate Bond Index ($10,439)	ICE BofA 0-5 Year BB-B US High Yield Constrained Index ($10,931)
9/5/2024	$10,000	$10,000	$10,000
9/30/2024	$10,090	$10,041	$10,103
10/31/2024	$10,044	$9,792	$10,070
11/30/2024	$10,127	$9,895	$10,167
12/31/2024	$10,097	$9,733	$10,143
1/31/2025	$10,214	$9,785	$10,267
2/28/2025	$10,268	$10,000	$10,328
3/31/2025	$10,229	$10,004	$10,252
4/30/2025	$10,277	$10,043	$10,255
5/31/2025	$10,412	$9,971	$10,395
6/30/2025	$10,553	$10,125	$10,562
7/31/2025	$10,578	$10,098	$10,594
8/31/2025	$10,677	$10,219	$10,704
9/30/2025	$10,728	$10,330	$10,771
10/31/2025	$10,756	$10,395	$10,800
11/30/2025	$10,820	$10,459	$10,863
12/31/2025	$10,876	$10,444	$10,934
1/31/2026	$10,925	$10,455	$10,987
2/28/2026	$10,963	$10,626	$11,005
3/31/2026	$10,900	$10,439	$10,931

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	Since Fund Inception
Columbia Short Duration High Yield ETF — Net Asset Value	6.56	5.64
Bloomberg U.S. Aggregate Bond Index	4.35	2.77
ICE BofA 0-5 Year BB-B US High Yield Constrained Index	6.63	5.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
AssetsNet	$ 103,254,932
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 394,916
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$103,254,932
Total number of portfolio holdings	304
Investment management fees (represents 0.44% of Fund average net assets)	$394,916
Portfolio turnover for the reporting period	30%

Holdings [Text Block]	Asset Allocation
Table Summary
Corporate Bonds	97.6%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
EchoStar Corp. 10.750% 11/30/2029	1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 02/01/2028	1.0%
Medline Borrower LP 5.250% 10/01/2029	1.0%
Post Holdings, Inc. 4.625% 04/15/2030	1.0%
DISH Network Corp. 11.750% 11/15/2027	1.0%
TransDigm, Inc. 6.375% 03/01/2029	1.0%
NCR Atleos Corp. 9.500% 04/01/2029	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% 04/15/2028	0.9%
Cloud Software Group, Inc. 6.500% 03/31/2029	0.9%
OneMain Finance Corp. 6.625% 05/15/2029	0.8%

Material Fund Change [Text Block]
C000252455
Shareholder Report [Line Items]
Fund Name	Columbia U.S. High Yield ETF
Trading Symbol	NJNK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | The Fund’s performance was positive overall relative to the benchmark for the period. The largest contributor to the Fund’s relative performance was from the consumer cyclicals sector, particularly driven by selection and allocation effects within specialty retail. Also notable was performance within midstream oil and gas, where allocation and selection effects were positive for relative returns.

Credit allocation | Allocations to high-quality BB-rated debt and lower-quality B-rated and CCC-debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Despite overall relative positive performance for the Fund, negative returns were driven by industry allocation and selection within the wirelines industry. Additional notable negative performance was seen within the media entertainment sector.

Credit allocation | Some allocations to B-rated debt detracted from relative Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia U.S. High Yield ETF - Net Asset Value ($10,942)	Bloomberg U.S. Aggregate Bond Index ($10,439)	Bloomberg U.S. Corporate High-Yield Index ($11,002)
9/5/2024	$10,000	$10,000	$10,000
9/30/2024	$10,115	$10,041	$10,161
10/31/2024	$10,034	$9,792	$10,106
11/30/2024	$10,159	$9,895	$10,223
12/31/2024	$10,098	$9,733	$10,179
1/31/2025	$10,240	$9,785	$10,318
2/28/2025	$10,296	$10,000	$10,387
3/31/2025	$10,195	$10,004	$10,281
4/30/2025	$10,218	$10,043	$10,279
5/31/2025	$10,391	$9,971	$10,452
6/30/2025	$10,595	$10,125	$10,644
7/31/2025	$10,622	$10,098	$10,692
8/31/2025	$10,755	$10,219	$10,825
9/30/2025	$10,832	$10,330	$10,914
10/31/2025	$10,852	$10,395	$10,931
11/30/2025	$10,935	$10,459	$10,994
12/31/2025	$10,994	$10,444	$11,057
1/31/2026	$11,037	$10,455	$11,113
2/28/2026	$11,065	$10,626	$11,133
3/31/2026	$10,942	$10,439	$11,002

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	Since Fund Inception
Columbia U.S. High Yield ETF — Net Asset Value	7.33	5.90
Bloomberg U.S. Aggregate Bond Index	4.35	2.77
Bloomberg U.S. Corporate High-Yield Index	7.01	6.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
AssetsNet	$ 46,825,901
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 180,251
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$46,825,901
Total number of portfolio holdings	568
Investment management fees (represents 0.46% of Fund average net assets)	$180,251
Portfolio turnover for the reporting period	34%

Holdings [Text Block]	Asset Allocation
Table Summary
Corporate Bonds	97.7%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
DISH Network Corp. 11.750% 11/15/2027	0.8%
Venture Global Plaquemines LNG LLC 6.500% 06/15/2034	0.7%
XPLR Infrastructure Operating Partners LP 7.250% 01/15/2029	0.7%
TransDigm, Inc. 6.375% 05/31/2033	0.6%
Venture Global LNG, Inc. 9.875% 02/01/2032	0.6%
Olympus Water U.S. Holding Corp. 6.750% 08/01/2032	0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% 03/01/2030	0.6%
Uniti Services LLC 7.500% 10/15/2033	0.6%
APLD ComputeCo LLC 9.250% 12/15/2030	0.6%
Acadia Healthcare Co., Inc. 7.375% 03/15/2033	0.5%

Material Fund Change [Text Block]

[1]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized
[3]	Annualized
[4]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
[5]	Annualized
[6]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
[7]	Annualized
[8]	Annualized
[9]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
[10]	Annualized
[11]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
[12]	Annualized
[13]	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
[14]	Annualized